COMMITMENTS	6 Months Ended
Mar. 31, 2024
COMMITMENTS
COMMITMENTS

NOTE 14 – COMMITMENTS

On July 5, 2021, The Company entered into an investment agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd (“Chongqing Jintong”). The Company agreed to invest for the construction of a factory for manufacturing pig by-products in Chongqing Tongnan High Tech Industrial Zone. As of September 30, 2023, a total of $8.5 million (RMB 60 million) construction contracts has been signed for this project, the Company’s obligation shall be satisfied during the process of construction.

As of March 31, 2024, the Company has commitment to pay $2.7 million (RMB 19.6 million) under the investment agreement.